Convertible Notes Payable (Details Narrrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Details Narrrative
Debt discount	$ 809,835	$ 1,285,000
Amortization of convertible note debt discount	579,042	1,031,443
Debt instrument conversion features	1,444,950	584,700
Debt instrument original issue discount	193,831	5,000
Debt discount decrease amount	814,625	3,035
Gross proceeds of debt and equity finance	1,273,534	1,285,000
Accrued interest payable	455,150
Payment of remaining debt	419,055	255,000
Gain (loss) on debt restructuring	$ 1,456,113	$ (967,038)
Debt instrument issued for warrants as loan origination fee	6,000